Buffalo Discovery Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.95%
	Communication Services - 4.01%
	Entertainment - 2.53%
342,359	Live Nation Entertainment, Inc. (a)	$22,681,284
200,624	Take-Two Interactive Software, Inc. (a)	22,776,842
		45,458,126
	Interactive Media & Services - 1.48%
122,392	IAC/InterActiveCorp (a)	26,623,932
	Total Communication Services (Cost $66,478,346)	72,082,058

	Consumer Discretionary - 10.92%
	Auto Components - 1.12%
249,495	Aptiv PLC (b)	20,166,681

	Distributors - 1.15%
779,512	LKQ Corp. (a)	20,742,814

	Diversified Consumer Services - 2.39%
394,626	frontdoor, inc. (a)	17,185,962
493,260	ServiceMaster Global Holdings, Inc. (a)	25,693,914
		42,879,876
	Hotels, Restaurants & Leisure - 1.35%
108,414	Vail Resorts, Inc.	24,195,837

	Household Durables - 0.89%
199,545	Garmin Ltd. (b)	15,923,691

	Internet & Direct Marketing Retail - 2.17%
214,079	Etsy, Inc. (a)	13,138,028
194,485	Expedia Group, Inc.	25,872,340
		39,010,368
	Textiles, Apparel & Luxury Goods - 1.85%
197,832	Columbia Sportswear Co.	19,814,853
154,769	VF Corp.	13,519,072
		33,333,925
	Total Consumer Discretionary (Cost $164,789,099)	196,253,192

	Consumer Staples - 0.99%
	Household Products - 0.99%
116,485	The Clorox Co.	17,835,018
	Total Consumer Staples (Cost $17,822,904)	17,835,018

	Financials - 4.05%
	Capital Markets - 3.45%
133,186	MSCI, Inc.	31,803,485

277,849	Nasdaq, Inc.	26,720,738
78,990	Tradeweb Markets, Inc. - Class A	3,460,552
		61,984,775
	Insurance - 0.60%
123,405	Arthur J. Gallagher & Co.	10,809,044
	Total Financials (Cost $40,430,343)	72,793,819

	Health Care - 20.88%
	Biotechnology - 3.11%
237,263	Exact Sciences Corp. (a)	28,006,524
176,973	Incyte Corp. (a)	15,035,626
185,394	Seattle Genetics, Inc. (a)	12,831,119
		55,873,269
	Health Care Equipment & Supplies - 9.06%
90,770	ABIOMED, Inc. (a)	23,644,677
103,896	Align Technology, Inc. (a)	28,436,335
103,649	The Cooper Companies, Inc.	34,918,312
115,481	IDEXX Laboratories, Inc. (a)	31,795,384
175,542	Insulet Corporation (a)	20,956,204
155,112	STERIS PLC (b)	23,093,074
		162,843,986
	Health Care Providers & Services - 1.44%
90,649	WellCare Health Plans, Inc. (a)	25,841,311

	Life Sciences Tools & Services - 6.17%
260,226	Agilent Technologies, Inc.	19,431,076
110,515	Bio-Techne Corp.	23,041,272
57,155	Illumina, Inc. (a)	21,041,613
144,020	IQVIA Holdings, Inc. (a)	23,172,818
28,828	Mettler-Toledo International, Inc. (a)	24,215,520
		110,902,299
	Pharmaceuticals - 1.10%
585,297	Elanco Animal Health Incorporated (a)	19,783,039
	Total Health Care (Cost $299,399,775)	375,243,904

	Industrials - 20.28%
	Aerospace & Defense - 3.62%
109,729	Harris Corp.	20,753,046
200,602	HEICO Corp. - Class A	20,736,229
291,286	Hexcel Corp.	23,559,211
		65,048,486
	Commercial Services & Supplies - 3.92%
413,811	Copart, Inc. (a)	30,928,234
219,495	IAA Inc. (a)	8,512,016
356,926	Republic Services, Inc.	30,924,069
		70,364,319
	Electrical Equipment - 1.53%
303,693	AMETEK, Inc.	27,587,472

	Industrial Conglomerates - 1.50%
73,547	Roper Industries, Inc.	26,937,324

	Machinery - 1.89%
138,396	IDEX Corp.	23,823,488
120,225	Xylem, Inc.	10,055,619
		33,879,107
	Professional Services - 6.51%
50,406	CoStar Group, Inc. (a)	27,927,948
100,614	Equifax, Inc.	13,607,037
447,308	IHS Markit Ltd. (a)(b)	28,502,466
205,745	TransUnion	15,124,315
217,723	Verisk Analytics, Inc.	31,887,711
		117,049,477
	Road & Rail - 1.31%
193,348	Kansas City Southern	23,553,653
	Total Industrials (Cost $244,531,587)	364,419,838

	Information Technology - 28.07%
	Communications Equipment - 0.65%
44,846	Arista Networks Inc. (a)	11,642,918

	Electronic Equipment, Instruments & Components - 1.97%
253,374	Trimble, Inc. (a)	11,429,701
114,652	Zebra Technologies Corp. - Class A (a)	24,018,448
		35,448,149
	IT Services - 10.68%
288,937	Akamai Technologies, Inc. (a)	23,155,411
191,072	Broadridge Financial Solutions, Inc.	24,396,073
149,899	EPAM Systems, Inc. (a)	25,947,517
69,325	Euronet Worldwide, Inc. (a)	11,663,238
246,135	Fiserv, Inc. (a)	22,437,667
78,703	FleetCor Technologies, Inc. (a)	22,103,737
115,365	GoDaddy, Inc. - Class A (a)	8,092,855
139,435	Square, Inc. - Class A (a)	10,113,220
151,028	Total System Services, Inc.	19,372,362
117,903	WEX Inc. (a)	24,535,614
		191,817,694
	Semiconductors & Semiconductor Equipment - 2.63%
98,405	KLA-Tencor Corporation	11,631,471
49,165	Lam Research Corporation	9,235,154
559,700	Marvell Technology Group Ltd. (b)	13,360,039
45,595	MKS Instruments, Inc.	3,551,395
70,193	Monolithic Power Systems, Inc.	9,530,805
		47,308,864
	Software - 12.14%
548,599	8x8, Inc. (a)	13,221,236
151,728	Aspen Technology, Inc. (a)	18,856,756
2,641,948	BlackBerry Ltd. (a)(b)	19,708,932
167,017	Guidewire Software, Inc. (a)	16,932,183
108,594	Palo Alto Networks, Inc. (a)	22,127,113
204,423	Proofpoint, Inc. (a)	24,581,866
105,971	PTC, Inc. (a)	9,511,957
414,668	RealPage, Inc. (a)	24,403,212
80,591	ServiceNow, Inc. (a)	22,127,871

173,237	Synopsys, Inc. (a)	22,293,870
113,010	Tyler Technologies, Inc. (a)	24,412,420
		218,177,416
	Total Information Technology (Cost $414,341,128)	504,395,041

	Materials - 3.75%
	Chemicals - 3.75%
102,029	Air Products & Chemicals, Inc.	23,096,305
147,839	Ingevity Corp. (a)	15,548,227
197,907	International Flavors & Fragrances Inc.	28,714,327
	Total Materials (Cost $45,471,641)	67,358,859

	TOTAL COMMON STOCKS (Cost $1,293,264,823)	1,670,381,729

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.52%
	Real Estate - 2.52%
166,704	Crown Castle International Corp.	21,729,867
46,722	Equinix Inc.	23,561,437
	Total Real Estate (Cost $26,089,140)	45,291,304

	TOTAL REITS (Cost $26,089,140)	45,291,304

	SHORT TERM INVESTMENT - 7.65%
	Investment Company - 7.65%
137,426,026	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.25% (c)	137,426,026
	Total Investment Company	137,426,026

	TOTAL SHORT TERM INVESTMENT (Cost $137,426,026)	137,426,026

	Total Investments (Cost $1,456,779,989) - 103.12%	1,853,099,059
	Liabilities in Excess of Other Assets - (3.12)%	(56,104,369)
	TOTAL NET ASSETS - 100.00%	$1,796,994,690

PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $120,754,883 (6.72% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$1,456,779,989
Gross unrealized appreciation	416,414,977
Gross unrealized depreciation	(20,095,907)
Net unrealized appreciation	$396,319,070

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,670,381,729	-	-	$1,670,381,729
REITs	45,291,304	-	-	45,291,304
Short Term Investment	137,426,026	-	-	137,426,026
Total*	$1,853,099,059	$-	-	$1,853,099,059

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Discovery Fund was not invested in written option contracts.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 85.93%
	Communication Services - 10.49%
	Diversified Telecommunication Services - 2.01%
18,130	AT&T, Inc.	$607,537
10,625	Verizon Communications, Inc.	607,006
		1,214,543
	Entertainment - 3.85%
10,750	Activision Blizzard, Inc.	507,400
64,850	AMC Entertainment Holdings, Inc. - Class A	605,051
8,705	The Walt Disney Co.	1,215,566
		2,328,017
	Interactive Media & Services - 3.12%
630	Alphabet, Inc. - Class A (a)	682,164
650	Alphabet, Inc. - Class C (a)	702,591
2,600	Facebook, Inc. - Class A (a)	501,800
		1,886,555
	Media - 1.51%
15,200	Comcast Corp. - Class A	642,656
7,466	Fox Corp. - Class A	273,554
		916,210
	Total Communication Services (Cost $5,081,409)	6,345,325

	Consumer Discretionary - 5.92%
	Automobiles - 0.52%
8,200	General Motors Co.	315,946

	Hotels, Restaurants & Leisure - 2.22%
11,625	Carnival Corp. (b)	541,144
6,775	Cedar Fair, L.P.	323,100
5,700	Starbucks Corp.	477,831
		1,342,075
	Internet & Direct Marketing Retail - 1.72%
550	Amazon.com, Inc. (a)	1,041,496

	Specialty Retail - 1.46%
4,225	The Home Depot, Inc.	878,673
	Total Consumer Discretionary (Cost $2,260,076)	3,578,190

	Consumer Staples - 3.40%
	Beverages - 1.20%
5,550	PepsiCo, Inc.	727,771

	Food & Staples Retailing - 0.63%
3,450	Walmart, Inc.	381,191

	Household Products - 1.57%
4,450	Colgate-Palmolive Co.	318,932
5,725	The Procter & Gamble Co.	627,746
		946,678
	Total Consumer Staples (Cost $1,460,836)	2,055,640

	Energy - 6.90%
	Energy Equipment & Services - 0.76%
20,200	Halliburton Co.	459,348

	Oil, Gas & Consumable Fuels - 6.14%
33,040	Energy Transfer Equity, L.P.	465,203
22,350	Enterprise Products Partners L.P.	645,244
9,600	Enviva Partners LP	301,632
8,450	Exxon Mobil Corp.	647,523
11,575	Hess Corp.	735,823
9,526	Marathon Petroleum Corp.	532,313
5,950	Royal Dutch Shell PLC - Class A - ADR (b)	387,167
		3,714,905
	Total Energy (Cost $4,060,379)	4,174,253

	Financials - 15.92%
	Banks - 7.41%
40,000	Bank of America Corp.	1,160,000
23,250	BB&T Corp.	1,142,272
8,550	Citigroup, Inc.	598,757
11,000	JPMorgan Chase & Co.	1,229,800
9,000	PacWest Bancorp	349,470
		4,480,299
	Capital Markets - 4.08%
1,100	BlackRock, Inc.	516,230
4,025	CME Group, Inc.	781,293
5,150	S&P Global, Inc.	1,173,119
		2,470,642
	Diversified Financial Services - 2.75%
5,400	Berkshire Hathaway Inc. - Class B (a)	1,151,118
27,000	Compass Diversified Holdings	515,970
		1,667,088
	Insurance - 1.68%
11,575	Arthur J. Gallagher & Co.	1,013,854
	Total Financials (Cost $5,767,051)	9,631,883

	Health Care - 10.33%
	Biotechnology - 0.55%
1,800	Amgen Inc.	331,704

	Health Care Equipment & Supplies - 1.19%
7,400	Medtronic, PLC (b)	720,686

	Health Care Providers & Services - 3.74%
3,375	Anthem, Inc.	952,459
5,200	CVS Health Corp.	283,348
4,200	UnitedHealth Group, Inc.	1,024,842
		2,260,649

	Pharmaceuticals - 4.85%
7,500	AstraZeneca PLC - ADR (b)	309,600
3,150	Eli Lilly & Co.	348,988
6,825	Johnson & Johnson	950,586
5,600	Merck & Co., Inc.	469,560
19,800	Pfizer Inc.	857,736
		2,936,470
	Total Health Care (Cost $4,183,986)	6,249,509

	Industrials - 8.87%
	Aerospace & Defense - 2.18%
2,125	The Boeing Co.	773,521
4,200	United Technologies Corp.	546,840
		1,320,361
	Air Freight & Logistics - 0.33%
1,200	FedEx Corp.	197,028

	Airlines - 1.20%
12,800	Delta Air Lines, Inc.	726,400

	Commercial Services & Supplies - 1.49%
7,800	Waste Management, Inc.	899,886

	Electrical Equipment - 0.44%
10,700	nVent Electric plc (b)	265,253

	Industrial Conglomerates - 1.41%
1,450	3M Co.	251,343
3,450	Honeywell International, Inc.	602,335
		853,678
	Machinery - 1.11%
3,950	Parker-Hannifin Corp.	671,540

	Professional Services - 0.71%
3,200	Equifax, Inc.	432,768
	Total Industrials (Cost $3,711,815)	5,366,914

	Information Technology - 16.84%
	Communications Equipment - 1.61%
17,750	Cisco Systems, Inc.	971,458

	IT Services - 3.71%
12,925	Visa Inc. - Class A	2,243,134

	Semiconductors & Semiconductor Equipment - 2.17%
11,750	Intel Corp.	562,473
5,375	QUALCOMM, Inc.	408,876
2,950	Texas Instruments, Inc.	338,542
		1,309,891

	Software - 6.37%
20,450	Microsoft Corp.	2,739,482
11,825	Oracle Corp.	673,670
7,700	SS&C Technologies Holdings, Inc.	443,597
		3,856,749
	Technology Hardware, Storage & Peripherals - 2.98%
9,120	Apple Inc.	1,805,030
	Total Information Technology (Cost $4,290,719)	10,186,262

	Materials - 2.04%
	Chemicals - 1.20%
2,825	Corteva, Inc. (a)	83,535
2,825	Dow Inc.	139,301
2,825	DuPont de Nemours Inc.	212,073
14,100	Huntsman Corp.	288,204
		723,113
	Metals & Mining - 0.84%
9,300	Compass Minerals International, Inc.	511,035
	Total Materials (Cost $1,374,960)	1,234,148

	Utilities - 5.22%
	Electric Utilities - 3.84%
15,700	American Electric Power Co., Inc.	1,381,757
13,950	Edison International	940,369
		2,322,126
	Multi-Utilities - 1.38%
6,100	Sempra Energy	838,384
	Total Utilities (Cost $2,542,188)	3,160,510

	TOTAL COMMON STOCKS (Cost $34,733,419)	51,982,634

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.00%
	Real Estate - 2.00%
3,200	American Tower Corp.	654,240
1,100	Equinix Inc.	554,719
	Total Real Estate (Cost $832,282)	1,208,959

	TOTAL REITS (Cost $832,282)	1,208,959

	CONVERTIBLE BONDS - 7.90%
	Health Care - 3.17%
	Biotechnology - 1.79%
	The Medicines Co.
$900,000	2.500%, 01/15/2022	1,085,360
	Pharmaceuticals - 1.38%
	Horizon Pharma Investment Ltd.
750,000	2.500%, 03/15/2022 (b)	833,792
	Total Health Care (Cost $1,640,271)	1,919,152

	Information Technology - 4.73%
	IT Services - 0.97%
	Cardtronics plc
600,000	1.000%, 12/01/2020 (b)	583,953

	Software - 3.76%
	8x8, Inc.
1,500,000	0.500%, 02/01/2024	1,710,925
	Guidewire Software, Inc.
500,000	1.250%, 03/15/2025	563,320
		2,274,245
	Total Information Technology (Cost $2,582,299)	2,858,198

	TOTAL CONVERTIBLE BONDS (Cost $4,222,570)	4,777,350

	SHORT TERM INVESTMENT - 3.85%
	Investment Company - 3.85%
2,330,199	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (c)	2,330,199
	Total Investment Company	2,330,199

	TOTAL SHORT TERM INVESTMENT (Cost $2,330,199)	2,330,199

	Total Investments (Cost $42,118,470) - 99.68%	60,299,142
	Other Assets in Excess of Liabilities - 0.32%	196,591
	TOTAL NET ASSETS - 100.00%	$60,495,733

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $3,641,595 (6.02% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$42,118,470
Gross unrealized appreciation	19,728,984
Gross unrealized depreciation	(1,548,312)
Net unrealized appreciation	$18,180,672

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on isposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$51,982,634	-	-	$51,982,634
Convertible Bonds	-	4,777,350	-	4,777,350
REITs	1,208,959	-	-	1,208,959
Short Term Investment	2,330,199	-	-	2,330,199
Total*	$55,521,792	$4,777,350	-	$60,299,142

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Dividend Focus Fund was not invested in written option contracts.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 87.87%
	Communication Services - 6.30%
	Interactive Media & Services - 2.11%
78,900	EverQuote, Inc. - Class A (a)	$1,025,700
197,000	Trivago N.V. - ADR (a)(b)	829,370
		1,855,070
	Media - 4.19%
95,400	Cardlytics, Inc. (a)	2,478,492
42,800	Liberty Media Corp-Liberty Braves (a)	1,197,116
		3,675,608
	Total Communication Services (Cost $4,533,922)	5,530,678

	Consumer Discretionary - 10.40%
	Auto Components - 1.56%
64,100	Motorcar Parts of America, Inc. (a)	1,372,381

	Diversified Consumer Services - 1.33%
75,000	OneSpaWorld Holdings Ltd. (a)(b)	1,162,500

	Hotels, Restaurants & Leisure - 2.98%
67,100	Del Taco Restaurants, Inc. (a)	860,222
227,100	Playa Hotels & Resorts N.V. (a)(b)	1,750,941
		2,611,163
	Household Durables - 1.62%
13,000	LGI Homes, Inc. (a)	928,590
12,100	Universal Electronics, Inc. (a)	496,342
		1,424,932
	Internet & Direct Marketing Retail - 1.54%
34,500	Shutterstock, Inc.	1,352,055

	Leisure Products - 0.87%
39,000	MasterCraft Boat Holdings, Inc. (a)	764,010

	Specialty Retail - 0.50%
66,400	At Home Group, Inc. (a)	442,224
	Total Consumer Discretionary (Cost $10,202,249)	9,129,265

	Consumer Staples - 1.66%
	Beverages - 1.66%
22,000	MGP Ingredients, Inc.	1,458,820
	Total Consumer Staples (Cost $1,179,055)	1,458,820

	Financials - 7.31%
	Capital Markets - 2.96%
45,585	Hamilton Lane Inc. - Class A	2,601,080

	Diversified Financial Services - 1.73%
79,300	Compass Diversified Holdings	1,515,423

	Insurance - 2.62%
25,200	Kinsale Capital Group, Inc.	2,305,296
	Total Financials (Cost $2,569,661)	6,421,799

	Health Care - 14.44%
	Biotechnology - 0.68%
17,400	Deciphera Pharmaceuticals, Inc. (a)	392,370
51,500	Dynavax Technologies Corp. (a)	205,485
		597,855
	Health Care Equipment & Supplies - 5.02%
15,000	Establishment Labs Holdings, Inc. (a)	329,850
5,700	Inogen, Inc. (a)	380,532
17,000	Neuronetics, Inc. (a)	212,670
26,590	OrthoPediatrics Corp. (a)	1,037,010
80,900	Oxford Immunotec Global PLC (a)(b)	1,113,184
77,100	RA Medical Systems, Inc. (a)	279,102
75,000	Sientra, Inc. (a)	462,000
20,075	STAAR Surgical Co. (a)	589,804
		4,404,152
	Health Care Providers & Services - 2.30%
50,500	Cross Country Healthcare, Inc. (a)	473,690
12,900	LHC Group, Inc. (a)	1,542,582
		2,016,272
	Health Care Technology - 4.39%
50,000	HealthStream, Inc. (a)	1,293,000
17,985	Inspire Medical Systems, Inc. (a)	1,090,790
17,100	Omnicell, Inc. (a)	1,471,113
		3,854,903
	Pharmaceuticals - 2.05%
89,900	Optinose, Inc. (a)	636,492
51,100	Urovant Sciences Ltd. (a)(b)	404,201
65,651	Verrica Pharmaceuticals, Inc. (a)	762,865
		1,803,558
	Total Health Care (Cost $12,487,887)	12,676,740

	Industrials - 23.01%
	Aerospace & Defense - 3.15%
30,440	Astronics Corp. (a)	1,224,297
67,400	Kratos Defense & Security Solutions, Inc. (a)	1,542,786
		2,767,083
	Air Freight & Logistics - 2.26%
81,400	Air Transport Services Group, Inc. (a)	1,986,160

	Building Products - 2.45%
27,500	Apogee Enterprises, Inc.	1,194,600
19,400	Patrick Industries, Inc. (a)	954,286
		2,148,886

	Commercial Services & Supplies - 0.43%
12,500	Mobile Mini, Inc.	380,375

	Construction & Engineering - 1.76%
19,000	NV5 Global, Inc. (a)	1,546,600

	Machinery - 4.56%
40,000	Federal Signal Corporation	1,070,000
92,500	Kornit Digital Ltd. (a)(b)	2,928,550
		3,998,550
	Professional Services - 4.29%
11,800	ICF International, Inc.	859,040
21,900	WageWorks, Inc. (a)	1,112,301
48,100	Willdan Group, Inc. (a)	1,791,725
		3,763,066
	Trading Companies & Distributors - 4.11%
60,200	Foundation Building Materials, Inc. (a)	1,070,356
19,500	SiteOne Landscape Supply, Inc. (a)	1,351,350
53,710	Univar Inc. (a)	1,183,768
		3,605,474
	Total Industrials (Cost $15,485,364)	20,196,194

	Information Technology - 24.01%
	Electronic Equipment, Instruments & Components - 0.87%
40,000	nLight, Inc. (a)	768,000

	IT Services - 3.86%
68,000	i3 Verticals, Inc. - Class A (a)	2,002,600
31,100	Virtusa Corp. (a)	1,381,773
		3,384,373
	Semiconductors & Semiconductor Equipment - 2.94%
67,680	Everspin Technologies, Inc. (a)	441,274
46,000	Ichor Holdings, Ltd. (a)(b)	1,087,440
45,000	MaxLinear, Inc. (a)	1,054,800
		2,583,514
	Software - 16.34%
115,000	8x8, Inc. (a)	2,771,500
18,400	CyberArk Software Ltd. (a)(b)	2,352,256
30,505	Envestnet, Inc. (a)	2,085,627
7,400	Everbridge, Inc. (a)	661,708
17,600	Five9, Inc. (a)	902,704
15,400	Instructure, Inc. (a)	654,500
43,900	Materialise NV - ADR (a)(b)	856,928
50,720	Mimecast Ltd. (a)(b)	2,369,131
13,600	Varonis Systems, Inc. (a)	842,384
42,000	Yext, Inc. (a)	843,780
		14,340,518
	Total Information Technology (Cost $10,360,132)	21,076,405

	Utilities - 0.74%
	Water Utilities - 0.74%
32,500	AquaVenture Holdings Ltd. (a)(b)	649,025
	Total Utilities (Cost $585,000)	649,025

	TOTAL COMMON STOCKS (Cost $57,403,270)	77,138,926

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.60%
	Real Estate - 2.60%
57,900	Community Healthcare Trust, Inc.	2,281,839
	Total Real Estate (Cost $1,357,755)	2,281,839

	TOTAL REIT (Cost $1,357,755)	2,281,839

	SHORT TERM INVESTMENTS - 9.66%
	Investment Company - 9.66%
8,419,112	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (c)	8,419,112
58,652	The STIT-Treasury Portfolio - 2.20% (c)	58,652
	Total Investment Company	8,477,764

	TOTAL SHORT TERM INVESTMENTS (Cost $8,477,764)	8,477,764

	Total Investments (Cost $67,238,789) - 100.13%	87,898,529
	Liabilities in Excess of Other Assets - (0.13)%	(115,065)
	TOTAL NET ASSETS - 100.00%	$87,783,464

ADR —American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $15,503,526 (17.66% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$67,238,789
Gross unrealized appreciation	27,833,888
Gross unrealized depreciation	(7,174,148)
Net unrealized appreciation	$20,659,740

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on  the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Emerging Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$77,138,926	-	-	$77,138,926
REIT	2,281,839	-	-	2,281,839
Short Term Investments	8,477,764	-	-	8,477,764
Total*	$87,898,529	-	-	$87,898,529

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Emerging Opportunities Fund was not invested in written option contracts.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 88.07%
	Communication Services - 6.50%
	Diversified Telecommunication Services - 4.52%
400,000	AT&T, Inc. (c)	$13,404,000
240,000	Verizon Communications, Inc.	13,711,200
		27,115,200
	Entertainment - 1.98%
498,000	Lions Gate Entertainment Corp. - Class A (b)	6,100,500
498,000	Lions Gate Entertainment Corp. - Class B (b)	5,781,780
		11,882,280
	Total Communication Services (Cost $51,590,182)	38,997,480

	Consumer Staples - 17.50%
	Beverages - 4.76%
275,000	The Coca Cola Co.	14,003,000
50,000	Keurig Dr Pepper, Inc.	1,445,000
100,000	PepsiCo, Inc.	13,113,000
		28,561,000
	Food & Staples Retailing - 3.38%
50,000	Costco Wholesale Corp.	13,213,000
100,000	Sysco Corp.	7,072,000
		20,285,000
	Food Products - 2.68%
138,000	B&G Foods, Inc.	2,870,400
199,900	General Mills, Inc.	10,498,748
50,000	Kellogg Co.	2,678,500
		16,047,648
	Household Products - 6.68%
95,000	The Clorox Co. (c)	14,545,450
25,000	Colgate-Palmolive Co.	1,791,750
71,200	Kimberly-Clark Corp.	9,489,536
130,000	The Procter & Gamble Co.	14,254,500
		40,081,236
	Total Consumer Staples (Cost $56,101,202)	104,974,884

	Energy - 23.70%
	Energy Equipment & Services - 2.80%
80,000	Helmerich & Payne, Inc.	4,049,600
321,450	Schlumberger Ltd. (b)	12,774,423
		16,824,023
	Oil, Gas & Consumable Fuels - 20.90%
350,000	Apache Corp. (c)	10,139,500
365,000	BP PLC - ADR (b)(c)	15,220,500
150,000	Chevron Corp.	18,666,000
220,000	ConocoPhillips	13,420,000
140,000	Delek Logistics Partners LP	4,480,000
175,000	Exxon Mobil Corp.	13,410,250
130,000	Hess Corp. (c)	8,264,100
250,000	HollyFrontier Corp.	11,570,000
485,000	Kinder Morgan, Inc.	10,126,800
89,000	Marathon Petroleum Corp.	4,973,320
22,500	Phillips 66	2,104,650
200,000	Royal Dutch Shell PLC. - Class A - ADR (b)	13,014,000
		125,389,120
	Total Energy (Cost $125,090,110)	142,213,143

	Financials - 6.67%
	Banks - 2.84%
321,000	BB&T Corp.	15,770,730
35,000	Citizens Financial Group, Inc.	1,237,600
		17,008,330
	Insurance - 3.83%
100,000	Arthur J. Gallagher & Co.	8,759,000
140,000	The Allstate Corp.	14,236,600
		22,995,600
	Total Financials (Cost $21,920,230)	40,003,930

	Health Care - 12.84%
	Biotechnology - 0.29%
25,900	Gilead Sciences, Inc.	1,749,804

	Health Care Equipment & Supplies - 2.49%
80,000	Abbott Laboratories	6,728,000
100,000	Baxter International, Inc.	8,190,000
		14,918,000
	Pharmaceuticals - 10.06%
25,000	Bristol-Myers Squibb Co.	1,133,750
75,000	Eli Lilly & Co.	8,309,250
360,000	GlaxoSmithKline PLC - ADR (b)(c)	14,407,200
130,000	Johnson & Johnson	18,106,400
80,000	Merck & Co., Inc.	6,708,000
270,000	Pfizer Inc.	11,696,400
		60,361,000
	Total Health Care (Cost $43,200,661)	77,028,804

	Industrials - 8.15%
	Aerospace & Defense - 4.25%
70,000	The Boeing Co. (c)	25,480,700

	Commercial Services & Supplies - 3.07%
804,000	Pitney Bowes Inc.	3,441,120
130,000	Waste Management, Inc.	14,998,100
		18,439,220
	Electrical Equipment - 0.83%
230,000	ABB Ltd. - ADR (b)	4,606,900
5,300	Emerson Electric Co.	353,616
		4,960,516
	Total Industrials (Cost $23,661,608)	48,880,436

	Information Technology - 10.67%
	Communications Equipment - 1.83%
200,000	Cisco Systems, Inc.	10,946,000

	IT Services - 1.03%
45,000	International Business Machines Corp. (c)	6,205,500

	Semiconductors & Semiconductor Equipment - 3.79%
300,000	Intel Corp. (c)	14,361,000
110,000	QUALCOMM, Inc.	8,367,700
		22,728,700
	Software - 4.02%
180,000	Microsoft Corp.	24,112,800
	Total Information Technology (Cost $26,495,768)	63,993,000

	Materials - 2.04%
	Chemicals - 1.52%
56,666	Corteva, Inc. (a)	1,675,613
65,100	Dow Inc.	3,210,081
56,666	DuPont de Nemours Inc.	4,253,917
		9,139,611
	Metals & Mining - 0.52%
50,000	Rio Tinto PLC - ADR (b)	3,117,000
	Total Materials (Cost $7,360,476)	12,256,611

	TOTAL COMMON STOCKS (Cost $355,420,237)	528,348,288

	REAL ESTATE INVESTMENT TRUST (REITS) - 2.57%
	Real Estate - 2.57%
85,300	Digital Realty Trust, Inc.	10,047,487
205,000	Weyerhaeuser Co.	5,399,700
	Total Real Estate (Cost $10,854,794)	15,447,187

	TOTAL REITS (Cost $10,854,794)	15,447,187

	CONVERTIBLE BONDS - 1.70%
	Health Care - 0.40%
	Biotechnology - 0.40%
	The Medicines Co.
$2,000,000	2.500%, 01/15/2022	2,411,911
	Total Health Care (Cost $2,034,164)	2,411,911

	Information Technology - 1.30%
	Software - 1.30%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	7,766,301
	Total Information Technology (Cost $7,517,671)	7,766,301

	TOTAL CONVERTIBLE BONDS (Cost $9,551,835)	10,178,212

	CORPORATE BONDS - 2.37%
	Communication Services - 1.40%
	Diversified Telecommunication Services - 1.40%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,724,530
	Consolidated Communications, Inc.
5,000,000	6.500%, 10/01/2022	4,685,950
	Total Communication Services (Cost $8,662,500)	8,410,480

	Consumer Discretionary - 0.40%
	Leisure Products - 0.40%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,435,253
	Total Consumer Discretionary (Cost $2,126,227)	2,435,253

	Energy - 0.13%
	Oil, Gas & Consumable Fuels - 0.13%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021 (d)	774,120
	Total Energy (Cost $3,000,000)	774,120

	Financials - 0.44%
	Diversified Financial Services - 0.44%
	Everi Payments, Inc.
2,500,000	7.500%, 12/15/2025 (e)	2,618,750
	Total Financials (Cost $2,500,000)	2,618,750

	TOTAL CORPORATE BONDS (Cost $16,288,727)	14,238,603

	SHORT TERM INVESTMENT - 5.36%
	Investment Company - 5.36%
32,144,489	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (f)	32,144,489
	Total Investment Company	32,144,489

	TOTAL SHORT TERM INVESTMENT (Cost $32,144,489)	32,144,489

	Total Investments (Cost $424,260,082) - 100.07%	600,356,779
	Liabilities in Excess of Other Assets - (0.07)%	(444,494)
	TOTAL NET ASSETS - 100.00%	$599,912,285

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to 75,022,303 (12.51% of net assets) at June 30, 2019.
(c)	A portion of these investments are segregated as collateral for open written option contracts.
(d)	This security is deemed illiquid. The total value of this security amounted to $774,120 (0.13% of net assets) at June 30, 2019.
(e)	144A Securities. The total value of this security is $2,618,750 (0.44% of net assets) at June 30, 2019.
(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$424,260,082
Gross unrealized appreciation	215,809,394
Gross unrealized depreciation	(39,555,797)
Net unrealized appreciation	$176,253,597

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2019 (Unaudited)

Contracts		Notional Amount	Value
	CALL OPTIONS

	Apache Corp.
1000	Expiration: July 2019, Exercise Price: $40.00	$2,897,000	$2,000
	AT&T, Inc.
875	Expiration: September 2019, Exercise Price: $35.00	2,932,125	35,875
	The Boeing Co.
100	Expiration: August 2019, Exercise Price: $450.00	3,640,100	6,300
	The Boeing Co.
100	Expiration: August 2019, Exercise Price: $430.00	3,640,100	2,500
	BP PLC
200	Expiration: July 2019, Exercise Price: $46.00	834,000	400
	The Clorox Co.
100	Expiration: July 2019, Exercise Price: $180.00	1,531,100	500
	GlaxoSmithKline PLC
278	Expiration: November 2019, Exercise Price: $44.00	1,112,556	6,950
	Hess Corp.
300	Expiration: August 2019, Exercise Price: $80.00	1,907,100	5,100
	Intel Corp.
300	Expiration: September 2019, Exercise Price: $60.00	1,436,100	2,400
	International Business Machines Corp.
400	Expiration: July 2019, Exercise Price: $150.00	5,516,000	18,800
	Total Written Option (Premium received $237,724)		$80,825

The accompanying notes are an integral part of these financial statements

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on isposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$528,348,288	-	-	$528,348,288
REITs	15,447,187	-	-	15,447,187
Convertible Bonds	-	10,178,212	-	10,178,212
Corporate Bonds	-	14,238,603	-	14,238,603
Short Term Investment	32,144,489	-	-	32,144,489
Total*	$575,939,964	$24,416,815	-	$600,356,779
Written Options	(65,875)	(14,950)	-	(80,825)

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2019. For the period ended June 30, 2019, the quarterly average gross notional amount of derivatives held by the Fund was $40,006,581, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2019:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$445,078

Derivative Investment Type	Change in Unrealized Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$168,538

Buffalo Growth Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.17%
	Communication Services - 11.06%
	Diversified Telecommunication Services - 1.43%
44,540	Verizon Communications, Inc.	$2,544,570

	Entertainment - 3.35%
19,485	Electronic Arts, Inc. (a)	1,973,051
28,457	The Walt Disney Co.	3,973,736
		5,946,787
	Interactive Media & Services - 6.28%
3,645	Alphabet, Inc. - Class A (a)	3,946,806
4,072	Alphabet, Inc. - Class C (a)	4,401,465
14,415	Facebook, Inc. - Class A (a)	2,782,095
		11,130,366
	Total Communication Services (Cost $9,689,508)	19,621,723

	Consumer Discretionary - 13.00%
	Auto Components - 1.09%
24,025	Aptiv PLC (b)	1,941,941

	Internet & Direct Marketing Retail - 7.72%
12,275	Alibaba Group Holding Ltd. - ADR (a)(b)	2,079,999
4,946	Amazon.com, Inc. (a)	9,365,894
1,199	Booking Holdings, Inc. (a)	2,247,777
		13,693,670
	Specialty Retail - 2.23%
19,018	The Home Depot, Inc.	3,955,174

	Textiles, Apparel & Luxury Goods - 1.96%
41,312	NIKE, Inc. - Class B	3,468,142
	Total Consumer Discretionary (Cost $10,542,466)	23,058,927

	Consumer Staples - 1.26%
	Beverages - 1.26%
34,934	Monster Beverage Corp. (a)	2,229,837
	Total Consumer Staples (Cost $1,758,014)	2,229,837

	Financials - 4.51%
	Capital Markets - 4.51%
15,033	CME Group, Inc.	2,918,056
30,681	Intercontinental Exchange, Inc.	2,636,725
10,702	S&P Global, Inc.	2,437,809
	Total Financials (Cost $2,689,670)	7,992,590

	Health Care - 19.75%
	Health Care Equipment & Supplies - 14.84%
58,228	Abbott Laboratories	4,896,975

6,885	ABIOMED, Inc. (a)	1,793,474
12,356	Align Technology, Inc. (a)	3,381,837
47,557	Baxter International, Inc.	3,894,918
7,957	Becton Dickinson and Co.	2,005,243
28,005	Danaher Corp.	4,002,475
14,026	IDEXX Laboratories, Inc. (a)	3,861,779
4,715	Intuitive Surgical, Inc. (a)	2,473,253
		26,309,954
	Health Care Providers & Services - 1.87%
13,566	UnitedHealth Group, Inc.	3,310,239

	Life Sciences Tools & Services - 1.95%
9,406	Illumina, Inc. (a)	3,462,819

	Pharmaceuticals - 1.09%
13,587	Jazz Pharmaceuticals Public Limited Company (a)(b)	1,936,963
	Total Health Care (Cost $20,744,422)	35,019,975

	Industrials - 5.51%
	Industrial Conglomerates - 1.86%
18,916	Honeywell International, Inc.	3,302,545

	Machinery - 0.77%
95,284	Evoqua Water Technologies Corp. (a)	1,356,844

	Professional Services - 1.85%
44,569	TransUnion	3,276,267

	Road & Rail - 1.03%
10,822	Union Pacific Corp.	1,830,108
	Total Industrials (Cost $7,029,761)	9,765,764

	Information Technology - 31.35%
	Electronic Equipment, Instruments & Components - 0.97%
9,709	Littelfuse, Inc.	1,717,619

	IT Services - 9.26%
17,565	Broadridge Financial Solutions, Inc.	2,242,699
30,050	Fiserv, Inc. (a)	2,739,358
18,310	MasterCard, Inc. - Class A	4,843,544
5,750	Shopify, Inc. - Class A (a)(b)	1,725,863
28,038	Visa Inc. - Class A	4,865,995
		16,417,459
	Semiconductors & Semiconductor Equipment - 4.36%
9,615	Broadcom Inc.	2,767,774
19,433	Inphi Corporation (a)	973,593
5,040	Lam Research Corporation	946,714
25,133	QUALCOMM, Inc.	1,911,867
23,385	Semtech Corp. (a)	1,123,649
		7,723,597
	Software - 16.76%
6,845	Adobe, Inc. (a)	2,016,879
26,825	Guidewire Software, Inc. (a)	2,719,519

14,889	Intuit, Inc.	3,890,942
104,180	Microsoft Corp.	13,955,953
14,222	salesforce.com, Inc. (a)	2,157,904
11,850	ServiceNow, Inc. (a)	3,253,655
10,357	VMware, Inc. - Class A	1,731,794
		29,726,646
	Total Information Technology (Cost $30,687,647)	55,585,321

	Materials - 3.73%
	Chemicals - 3.73%
11,000	Ecolab Inc.	2,171,840
22,090	Linde PLC (b)	4,435,672
	Total Materials (Cost $4,481,970)	6,607,512

	TOTAL COMMON STOCKS (Cost $87,623,458)	159,881,649

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.20%
	Real Estate - 3.20%
8,395	American Tower Corp.	1,716,357
7,834	Equinix Inc.	3,950,608
	Total Real Estate (Cost $2,598,993)	5,666,965

	TOTAL REITS (Cost $2,598,993)	5,666,965

	SHORT TERM INVESTMENT - 6.57%
	Investment Company - 6.57%
11,656,552	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (c)	11,656,552
	Total Investment Company	11,656,552

	TOTAL SHORT TERM INVESTMENT (Cost $11,656,552)	11,656,552

	Total Investments (Cost $101,879,003) - 99.94%	177,205,166
	Other Assets in Excess of Liabilities - 0.06%	111,553
	TOTAL NET ASSETS - 100.00%	$177,316,719

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $12,120,438 (6.84% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$101,879,003
Gross unrealized appreciation	78,249,848
Gross unrealized depreciation	(2,923,685)
Net unrealized appreciation	$75,326,163

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$159,881,649	-	-	$159,881,649
REITs	5,666,965	-	-	5,666,965
Short Term Investment	11,656,552	-	-	11,656,552
Total*	$177,205,166	-	-	$177,205,166

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Growth Fund was not invested in written option contracts.

Buffalo High Yield Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 1.43%
	Communication Services - 1.14%
	Entertainment - 1.14%
24,485	Lions Gate Entertainment Corp. - Class A (a)	$299,941
24,485	Lions Gate Entertainment Corp. - Class B (a)	284,271
25,000	Live Nation Entertainment, Inc.	1,656,250
	Total Communication Services (Cost $1,364,779)	2,240,462

	Industrials - 0.29%
	Machinery - 0.29%
19,000	The Greenbrier Companies, Inc.	577,600
	Total Industrials (Cost $673,856)	577,600

	TOTAL COMMON STOCKS (Cost $2,038,635)	2,818,062

	CONVERTIBLE BONDS - 12.05%
	Communication Services - 0.88%
	Entertainment - 0.15%
$250,000	Live Nation Entertainment, Inc. 2.500%, 03/15/2023	296,540

	Interactive Media & Services - 0.73%
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,439,390
	Total Communication Services (Cost $1,679,063)	1,735,930

	Energy - 0.49%
	Oil, Gas & Consumable Fuels - 0.49%
1,000,000	Whiting Petroleum Corp. 1.250%, 04/01/2020	970,000
	Total Energy (Cost $947,392)	970,000

	Financials - 0.96%
	Consumer Finance - 0.96%
	PRA Group, Inc.
500,000	3.000%, 08/01/2020	497,663
1,500,000	3.500%, 06/01/2023	1,402,567
	Total Financials (Cost $2,012,420)	1,900,230

	Health Care - 1.20%
	Biotechnology - 1.20%
	The Medicines Co.
300,000	2.500%, 01/15/2022	361,787
2,000,000	2.750%, 07/15/2023	2,010,357
	Total Health Care (Cost $2,293,406)	2,372,144

	Industrials - 2.25%
	Air Freight & Logistics - 1.04%
2,000,000	Air Transport Services Group, Inc. 1.125%, 10/15/2024	2,046,934

	Construction & Engineering - 0.72%
1,500,000	Tutor Perini Corporation 2.875%, 06/15/2021	1,425,385

	Machinery - 0.49%
1,000,000	The Greenbrier Companies, Inc. 2.875%, 02/01/2024	968,383
	Total Industrials (Cost $4,422,587)	4,440,702

	Information Technology - 6.27%
	IT Services - 1.48%
3,000,000	Cardtronics plc 1.000%, 12/01/2020 (a)	2,919,766

	Software - 4.79%
3,000,000	8x8, Inc. 0.500%, 02/01/2024 (b)	3,421,850
1,500,000	Envestnet, Inc. 1.750%, 12/15/2019	1,699,516
2,000,000	Guidewire Software, Inc. 1.250%, 03/15/2025	2,253,279
2,060,000	Nuance Communications, Inc. 1.500%, 11/01/2035	2,071,013

		9,445,658
	Total Information Technology (Cost $11,464,536)	12,365,424

	TOTAL CONVERTIBLE BONDS (Cost $22,819,404)	23,784,430

	CORPORATE BONDS - 63.81%
	Communication Services - 11.70%
	Diversified Telecommunication Services - 3.26%
2,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 03/15/2021	2,211,000
4,500,000	Consolidated Communications, Inc. 6.500%, 10/01/2022	4,217,355

		6,428,355

	Entertainment - 3.06%
250,000	Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (b)	257,500
3,100,000	Live Nation Entertainment, Inc. 5.375%, 06/15/2022 (b)	3,146,500
1,000,000	4.875%, 11/01/2024 (b)	1,031,250
250,000	5.625%, 03/15/2026 (b)	262,813
250,000	Netflix, Inc. 5.500%, 02/15/2022	263,750
1,000,000	5.750%, 03/01/2024	1,086,250

		6,048,063

	Interactive Media & Services - 0.53%
1,000,000	Match Group, Inc. 5.000%, 12/15/2027 (b)	1,052,400

	Media - 4.85%
1,500,000	AMC Networks, Inc. 5.000%, 04/01/2024	1,546,875
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/2022	1,018,750
250,000	The E.W. Scripps Co. 5.125%, 05/15/2025 (b)	240,625
2,060,000	Gray Television, Inc. 5.875%, 07/15/2026 (b)	2,142,400
2,000,000	Nexstar Broadcasting, Inc. 6.125%, 02/15/2022 (b)	2,030,000
500,000	5.625%, 08/01/2024 (b)	519,230
2,100,000	Townsquare Media, Inc. 6.500%, 04/01/2023 (b)	2,076,375

		9,574,255
	Total Communication Services (Cost $22,774,633)	23,103,073

	Consumer Discretionary - 13.00%
	Auto Components - 0.52%
1,000,000	Allison Transmission, Inc. 5.000%, 10/01/2024 (b)	1,023,750

	Commercial Services - 1.58%
2,000,000	Compass Group Diversified Holdings LLC 8.000%, 05/01/2026 (b)	2,088,750
1,000,000	The ServiceMaster Co. LLC 5.125%, 11/15/2024 (b)	1,031,250

		3,120,000

	Distributors - 1.03%
2,000,000	LKQ Corp. 4.750%, 05/15/2023	2,030,000

	Diversified Consumer Services - 0.51%
1,000,000	Service Corporation International 4.500%, 11/15/2020	1,004,375

	Hotels, Restaurants & Leisure - 2.56%
1,500,000	Nathan’s Famous, Inc. 6.625%, 11/01/2025 (b)	1,485,000
1,615,000	Royal Caribbean Cruises Ltd. 7.500%, 10/15/2027 (a)	2,001,472
1,500,000	Six Flags Entertainment Corp. 5.500%, 04/15/2027 (b)	1,563,750

		5,050,222

	Leisure Products - 1.68%
3,000,000	Brunswick Corp. 7.375%, 09/01/2023	3,320,799

	Media - 0.77%
1,500,000	Sirius XM Radio, Inc. 4.625%, 05/15/2023 (b)	1,522,500

	Specialty Retail - 2.56%
2,500,000	Penske Automotive Group, Inc. 5.750%, 10/01/2022	2,540,625
1,000,000	Rent-A-Center, Inc. 4.750%, 05/01/2021	1,003,750

1,500,000	Sonic Automotive, Inc. 5.000%, 05/15/2023	1,520,625

		5,065,000

	Textiles, Apparel & Luxury Goods - 1.79%
3,120,000	PVH Corp. 7.750%, 11/15/2023	3,527,831
	Total Consumer Discretionary (Cost $23,771,752)	25,664,477

	Consumer Staples - 3.12%
	Food Products - 3.12%
1,000,000	Pilgrim’s Pride Corp. 5.750%, 03/15/2025 (b)	1,017,500
2,000,000	TreeHouse Foods, Inc. 4.875%, 03/15/2022	2,022,500
3,000,000	6.000%, 02/15/2024 (b)	3,127,500
	Total Consumer Staples (Cost $5,975,282)	6,167,500

	Energy - 6.54%
	Oil, Gas & Consumable Fuels - 6.54%
3,500,000	Andeavor Logistics LP 6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,493,122
1,000,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 5.500%, 10/15/2019	1,004,690
2,000,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 6.750%, 05/15/2025	1,990,000
2,500,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.000%, 08/01/2024 (b)	2,612,500
250,000	Parsley Energy LLC / Parsley Finance Corp. 6.250%, 06/01/2024 (b)	260,625
1,000,000	5.375%, 01/15/2025 (b)	1,030,000
1,275,000	Seven Generations Energy Ltd. 6.750%, 05/01/2023 (a)(b)	1,303,688
1,000,000	5.375%, 09/30/2025 (a)(b)	966,250
250,000	Whiting Petroleum Corp. 6.625%, 01/15/2026	242,344
	Total Energy (Cost $12,835,540)	12,903,219

	Financials - 4.57%
	Capital Markets - 1.58%
1,500,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	1,556,250
1,500,000	MSCI, Inc. 5.250%, 11/15/2024 (b)	1,556,250

		3,112,500

	Diversified Financial Services - 2.99%
3,000,000	Cogent Communications Finance, Inc. 5.625%, 04/15/2021 (b)	3,048,750
1,250,000	Cott Holdings, Inc. 5.500%, 04/01/2025 (b)	1,278,125
1,500,000	Everi Payments, Inc. 7.500%, 12/15/2025 (b)	1,571,250

		5,898,125
	Total Financials (Cost $8,715,750)	9,010,625

	Health Care - 5.80%
	Health Care Equipment & Supplies - 0.52%
1,000,000	Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026 (b)	1,018,750

	Health Care Providers & Services - 1.04%
1,500,000	Centene Corp. 5.625%, 02/15/2021	1,530,000
500,000	6.125%, 02/15/2024	524,375

		2,054,375

	Pharmaceuticals - 4.24%
1,000,000	Bausch Health Americas, Inc. 9.250%, 04/01/2026 (b)	1,121,300
1,500,000	Bausch Health Companies Inc. 5.500%, 11/01/2025 (a)(b)	1,569,375
500,000	9.000%, 12/15/2025 (a)(b)	560,525
1,295,000	Horizon Pharma USA, Inc. 6.625%, 05/01/2023	1,334,659
2,000,000	Mylan NV 3.950%, 06/15/2026 (a)	1,935,717
2,000,000	Teva Pharmaceutical Industries Ltd. 6.750%, 03/01/2028 (a)	1,846,250

		8,367,826
	Total Health Care (Cost $11,003,652)	11,440,951

	Industrials - 13.35%
	Aerospace & Defense - 2.65%
250,000	TransDigm, Inc. 6.000%, 07/15/2022	253,125
500,000	6.250%, 03/15/2026 (b)	527,500
500,000	6.375%, 06/15/2026	505,625
4,000,000	Triumph Group, Inc. 4.875%, 04/01/2021	3,960,000

		5,246,250

	Building Products - 0.27%
500,000	Builders FirstSource, Inc. 6.750%, 06/01/2027 (b)	530,000

	Commercial Services & Supplies - 6.57%
2,000,000	Cimpress NV 7.000%, 06/15/2026 (a)(b)	2,049,980
250,000	Covanta Holding Corp. 5.875%, 03/01/2024	258,125
1,500,000	5.875%, 07/01/2025	1,565,625
2,000,000	LSC Communications, Inc. 8.750%, 10/15/2023 (b)	1,910,000
1,250,000	Matthews International Corp. 5.250%, 12/01/2025 (b)	1,232,813
1,000,000	Mobile Mini, Inc. 5.875%, 07/01/2024	1,032,500
723,000	Multi-Color Corp. 6.125%, 12/01/2022 (b)	747,401

4,000,000	Quad Graphics, Inc. 7.000%, 05/01/2022	4,068,880
100,000	Stericycle, Inc. 5.375%, 07/15/2024 (b)	104,637

		12,969,961

	Construction & Engineering - 1.78%
1,500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	1,591,875
2,000,000	Tutor Perini Corp. 6.875%, 05/01/2025 (b)	1,920,000

		3,511,875

	Trading Companies & Distributors - 2.08%
2,000,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (a)	2,052,500
2,000,000	5.250%, 10/15/2024 (a)	2,050,000

		4,102,500
	Total Industrials (Cost $26,128,065)	26,360,586

	Information Technology - 4.57%
	Electronic Equipment, Instruments & Components - 1.59%
500,000	Anixter, Inc. 5.125%, 10/01/2021	520,625
1,000,000	6.000%, 12/01/2025 (b)	1,087,500
1,500,000	Itron, Inc. 5.000%, 01/15/2026 (b)	1,537,500

		3,145,625

	IT Services - 1.40%
1,500,000	Cardtronics Inc / Cardtronics USA, Inc. 5.500%, 05/01/2025 (a)(b)	1,500,000
1,200,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.000%, 07/15/2025 (b)	1,261,500

		2,761,500

	Software - 1.58%
3,000,000	Nuance Communications, Inc. 6.000%, 07/01/2024	3,116,250
	Total Information Technology (Cost $8,690,130)	9,023,375

	Materials - 1.16%
	Chemicals - 0.53%
1,000,000	OCI NV 6.625%, 04/15/2023 (a)(b)	1,045,000

	Metals & Mining - 0.63%
1,000,000	Commercial Metals Co. 5.750%, 04/15/2026	1,000,750
250,000	5.375%, 07/15/2027	249,375

		1,250,125
	Total Materials (Cost $2,261,250)	2,295,125

	TOTAL CORPORATE BONDS (Cost $122,156,054)	125,968,931

	BANK LOANS - 15.19%
	Aerospace & Defense - 3.24%

4,925,000	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	4,461,237
1,960,150	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.500%)	1,922,574
	Broadcasting - 0.25%
500,000	Internap Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.250%)	498,750
	Building Products - 0.51%
1,009,332	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)	1,007,758
	Capital Goods - 0.98%
1,935,820	SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,932,190
	Capital Markets - 0.49%
956,667	Blucora, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.000%)	957,461
	Commercial Services & Supplies - 0.19%
389,000	LSC Communications, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 5.500%)	382,192
	Diversified Consumer Services - 1.11%
607,954	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	598,707
1,623,377	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	1,598,686
	Food Products - 0.50%
982,500	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)	988,641
	Health Care Providers & Services- 1.01%
1,985,714	RadNet Management, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)	1,989,437
	Machinery - 0.47%
950,000	Welbilt, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	933,375
	Media - 1.35%
716,820	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	717,121
982,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	957,937
997,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	996,877
	Metals & Mining - 1.41%
2,962,500	U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	2,789,846
	Oil, Gas & Consumable Fuels - 0.50%
990,000	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)	979,273
	Pharmaceuticals - 1.42%
2,269,375	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	2,271,031
468,750	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	466,554
55,000	Innoviva, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	54,175
	Software - 1.26%
987,469	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	946,735
323,308	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	322,481
221,722	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	221,154
992,404	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	990,196
	Trading Companies & Distributors - 0.50%
995,000	Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	992,513

	TOTAL BANK LOANS (Cost $30,727,689)	29,976,901

	SHORT TERM INVESTMENT - 6.73%
	Investment Company - 6.73%
13,288,349	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (d)	13,288,349
	Total Investment Company	13,288,349

	TOTAL SHORT TERM INVESTMENT (Cost $13,288,349)	13,288,349
	Total Investments (Cost $191,030,131) - 99.21%	195,836,673
	Other Assets in Excess of Liabilities - 0.79%	1,565,544

	TOTAL NET ASSETS - 100.00%	$197,402,217

(a)	Foreign Issued Securities. The total value of these securities amounted to $22,384,735 (11.34% if net assets) at June 30, 2019.
(b)	144A Securities. The total value of these securities amounted to $62,392,162 (31.61% of net assets) at June 30, 2019.
(c)	Illiquid Security. The total value of this security amounted to $988,641 (0.50% of net assets) at June 30, 2019.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$191,030,131

Gross unrealized appreciation	6,477,084
Gross unrealized depreciation	(1,670,542)

Net unrealized appreciation	$4,806,542

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on isposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo High Yield Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$2,818,062	-	-	$2,818,062
Convertible Bonds	-	23,784,430	-	23,784,430
Corporate Bonds	-	125,968,931	-	125,968,931
Bank Loans	-	29,976,901	-	29,976,901
Short Term Investment	13,288,349	-	-	13,288,349

Total*	$16,106,411	$179,730,262	-	$195,836,673

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo High Yield Fund was not invested in written option contracts.

Buffalo International Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.63%
	Belgium - 1.31%
	Beverages - 1.31%
38,500	Anheuser-Busch InBev SA/NV	$3,406,879
17,200	Anheuser-Busch InBev SA/NV - ADR	1,522,372
		4,929,251
	Total Belgium (Cost $4,564,683)	4,929,251

	Brazil - 0.32%
	Beverages - 0.32%
262,400	Ambev SA - ADR	1,225,408
	Total Brazil (Cost $1,139,667)	1,225,408

	Canada - 1.64%
	Road & Rail - 1.64%
67,000	Canadian National Railway Co.	6,196,160
	Total Canada (Cost $4,822,925)	6,196,160

	Cayman Islands - 0.98%
	Interactive Media & Services - 0.98%
82,000	Tencent Holdings Ltd. - ADR	3,711,320
	Total Cayman Islands (Cost $3,335,486)	3,711,320

	France - 19.22%
	Beverages - 1.05%
21,500	Pernod Ricard SA	3,959,794

	Chemicals - 1.65%
44,602	Air Liquide SA	6,238,411

	Electrical Equipment - 2.01%
84,000	Schneider Electric SE	7,600,564

	Food Products - 0.17%
11,308	Vilmorin & Cie S.A.	646,774

	Hotels, Restaurants & Leisure - 1.41%
124,000	Accor SA	5,322,766

	Life Sciences Tools & Services - 3.77%
11,400	Eurofins Scientific SE	5,030,380
58,341	Sartorius Stedim Biotech	9,199,393
		14,229,773
	Media - 1.71%
126,000	JCDecaux SA	3,815,431
50,000	Publicis Groupe SA	2,639,042
		6,454,473
	Professional Services - 1.43%
218,000	Bureau Veritas SA	5,380,859

	Software - 1.77%
42,000	Dassault Systemes SE	6,699,223

	Textiles, Apparel & Luxury Goods - 4.25%
14,500	Kering SA	8,558,235
17,600	LVMH Moet Hennessy Louis Vuitton SE	7,482,211
		16,040,446
	Total France (Cost $49,891,318)	72,573,083

	Germany - 21.73%
	Chemicals - 1.43%
56,000	Symrise AG	5,392,251

	Construction Materials - 1.06%
49,500	HeidelbergCement AG	4,005,808

	Electronic Equipment, Instruments & Components - 1.15%
133,711	Jenoptik AG	4,323,873

	Entertainment - 0.76%
62,000	CTS Eventim AG & Co. KGaA	2,882,791

	Health Care Equipment & Supplies - 2.08%
79,525	Carl Zeiss Meditec AG	7,843,583

	Health Care Providers & Services - 1.68%
117,000	Fresenius SE & Co. KGaA	6,353,100

	Household Products - 0.70%
28,900	Henkel AG & Co. KGaA	2,656,121

	Industrial Conglomerates - 1.58%
50,200	Siemens A.G.	5,976,579

	Insurance - 1.44%
21,700	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,439,270

	IT Services - 1.50%
33,500	Wirecard AG	5,655,348

	Pharmaceuticals - 1.54%
9,200	Bayer AG	638,115
12,000	Bayer AG - ADR	209,400
47,500	Merck KGaA	4,961,438
		5,808,953
	Semiconductors & Semiconductor Equipment - 0.63%
134,000	Infineon Technologies AG	2,381,138

	Software - 2.35%
64,800	SAP SE - ADR	8,864,640

	Textiles, Apparel & Luxury Goods - 2.62%
19,700	adidas AG	6,094,592
57,160	Puma SE	3,812,053
		9,906,645
	Trading Companies & Distributors - 1.21%
93,000	Brenntag AG	4,563,276
	Total Germany (Cost $55,199,522)	82,053,376

	Hong Kong - 2.32%
	Gas Utilities - 0.55%
405,000	Beijing Enterprises Holdings Ltd.	2,058,708

	Industrial Conglomerates - 1.31%
44,184	Jardine Matheson Holdings Ltd.	2,786,818
56,695	Jardine Strategic Holdings Ltd.	2,163,325
		4,950,143
	Personal Products - 0.46%
880,750	L'Occitane International SA	1,739,615
	Total Hong Kong (Cost $7,999,224)	8,748,466

	India - 1.84%
	Banks - 1.84%
552,480	ICICI Bank Ltd. - ADR	6,955,723
	Total India (Cost $5,398,320)	6,955,723

	Ireland - 4.67%
	Chemicals - 2.12%
39,760	Linde PLC (a)	7,986,039

	Construction Materials - 1.11%
73,000	CRH PLC - ADR	2,390,750
55,000	CRH public limited company	1,797,798
		4,188,548
	Health Care Equipment & Supplies - 1.03%
40,000	Medtronic, PLC	3,895,600

	Hotels, Restaurants & Leisure - 0.41%
290,000	Dalata Hotel Group PLC	1,553,268
	Total Ireland (Cost $14,586,922)	17,623,455

	Italy - 1.93%
	Beverages - 1.79%
690,000	Davide Campari - Milano S.p.A.	6,759,695

	IT Services - 0.14%
50,000	Nexi Spa (a)	515,163
	Total Italy (Cost $3,147,921)	7,274,858

	Japan - 4.22%
	Beverages - 1.04%
87,000	Asahi Group Holdings Ltd.	3,916,626

	Electronic Equipment, Instruments & Components - 2.10%
1,000	KEYENCE CORP.	616,722
75,000	Murata Manufacturing Co., Ltd.	3,376,555

75,000	Omron Corp.	3,933,456
		7,926,733
	Internet & Direct Marketing Retail - 0.30%
61,000	ZOZO, Inc.	1,144,785

	Machinery - 0.78%
14,000	FANUC Corp.	2,601,378
18,000	FANUC Corp. - ADR (a)	332,640
		2,934,018
	Total Japan (Cost $12,755,517)	15,922,162

	Netherlands - 7.43%
	IT Services - 1.76%
87,499	InterXion Holding NV (a)	6,657,799

	Oil, Gas & Consumable Fuels - 1.05%
61,000	Royal Dutch Shell PLC. - Class A - ADR	3,969,270

	Personal Products - 1.39%
3,000	Unilever N.V.	182,275
83,700	Unilever N.V. - NY Shares - ADR	5,082,264
		5,264,539
	Semiconductors & Semiconductor Equipment - 2.01%
25,741	ASML Holding NV - NY Shares - ADR	5,352,326
55,000	STMicroelectronics N.V.	975,484
70,600	STMicroelectronics N.V. - NY Shares - ADR	1,243,972
		7,571,782
	Trading Companies & Distributors - 1.22%
50,000	IMCD N.V.	4,586,555
	Total Netherlands (Cost $16,959,389)	28,049,945

	Norway - 2.30%
	Commercial Services & Supplies - 1.99%
228,000	Tomra Systems ASA	7,504,528

	Diversified Telecommunication Services - 0.31%
56,000	Telenor ASA	1,189,787
	Total Norway (Cost $3,683,573)	8,694,315

	Republic of Korea - 0.43%
	Semiconductors & Semiconductor Equipment - 0.43%
40,000	Samsung Electronic Co., Ltd.	1,628,814
	Total Republic of Korea (Cost $894,090)	1,628,814

	Spain - 2.20%
	Biotechnology - 1.45%
260,300	Grifols SA - ADR	5,492,330

	Specialty Retail - 0.75%
93,500	Industria de Diseno Textil, S.A.	2,813,162
	Total Spain (Cost $7,708,547)	8,305,492

	Sweden - 1.59%
	Electronic Equipment, Instruments & Components - 1.59%

108,000	Hexagon AB - B Shares	6,005,195
	Total Sweden (Cost $5,713,148)	6,005,195

	Switzerland - 4.82%
	Capital Markets - 0.60%
51,037	Julius Baer Group Ltd.	2,273,907

	Insurance - 1.45%
54,000	Swiss Re AG	5,487,343

	Life Sciences Tools & Services - 1.16%
13,000	Lonza Group AG	4,388,707

	Pharmaceuticals - 1.23%
10,800	Roche Holding AG	3,036,829
45,400	Roche Holding AG - ADR	1,593,540
		4,630,369
	Specialty Retail - 0.38%
16,700	Dufry AG	1,415,205
	Total Switzerland (Cost $16,649,607)	18,195,531

	Taiwan, Province of China - 1.76%
	Semiconductors & Semiconductor Equipment - 1.76%
169,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,630,737
	Total Taiwan, Province of China (Cost $2,497,332)	6,630,737

	United Kingdom - 9.92%
	Beverages - 1.61%
35,300	Diageo PLC - ADR	6,082,896

	Health Care Equipment & Supplies - 1.54%
133,100	Smith & Nephew Plc - ADR	5,795,174

	Hotels, Restaurants & Leisure - 1.95%
60,100	InterContinental Hotels Group PLC	3,952,786
57,800	Whitbread PLC	3,400,831
		7,353,617
	Insurance - 2.15%
42,000	Aon PLC	8,105,160

	Internet & Direct Marketing Retail - 0.38%
44,000	ASOS Plc (a)	1,428,064

	IT Services - 0.23%
21,860	Endava Plc - ADR (a)	879,646

	Pharmaceuticals - 0.62%
47,000	AstraZeneca PLC - ADR	1,940,160
5,000	AstraZeneca PLC	408,760
		2,348,920
	Trading Companies & Distributors - 1.44%
190,000	Ashtead Group Plc	5,443,777
	Total United Kingdom (Cost $29,753,126)	37,437,254

	TOTAL COMMON STOCKS (Cost $246,700,317)	342,160,545

	SHORT TERM INVESTMENT - 9.05%
	Investment Company - 9.05%
34,180,587	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (b)	34,180,587
	Total Investment Company	34,180,587

	TOTAL SHORT TERM INVESTMENT (Cost $34,180,587)	34,180,587

	Total Investments (Cost $280,880,904) - 99.68%	376,341,132
	Other Assets in Excess of Liabilities - 0.32%	1,216,964
	TOTAL NET ASSETS - 100.00%	$377,558,096

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$280,880,904
Gross unrealized appreciation	105,111,828
Gross unrealized depreciation	(9,651,600)
Net unrealized appreciation	$95,460,228

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2019, the industry diversification was as follows:
Fair Value	Percentage
Common Stocks
Banks	$6,955,723	1.84%
Beverages	26,873,670	7.12%
Biotechnology	5,492,330	1.45%
Capital Markets	2,273,907	0.60%
Chemicals	19,616,702	5.20%
Commercial Services & Supplies	7,504,528	1.99%
Construction Materials	8,194,356	2.17%
Diversified Telecommunication Services	1,189,787	0.32%
Electrical Equipment	7,600,564	2.01%
Electronic Equipment, Instruments & Components	18,255,801	4.84%
Entertainment	2,882,790	0.76%
Food Products	646,774	0.17%
Gas Utilities	2,058,708	0.55%
Health Care Equipment & Supplies	17,534,357	4.64%
Health Care Providers & Services	6,353,100	1.68%
Hotels, Restaurants & Leisure	14,229,651	3.77%
Household Products	2,656,121	0.70%
Industrial Conglomerates	10,926,722	2.89%
Insurance	19,031,773	5.04%
Interactive Media & Services	3,711,320	0.98%

Internet & Direct Marketing Retail	2,572,848	0.68%
IT Services	13,707,957	3.63%
Life Sciences Tools & Services	18,618,480	4.93%
Machinery	2,934,018	0.78%
Media	6,454,472	1.71%
Oil, Gas & Consumable Fuels	3,969,270	1.05%
Personal Products	7,004,154	1.86%
Pharmaceuticals	12,788,242	3.39%
Professional Services	5,380,859	1.43%
Road & Rail	6,196,160	1.64%
Semiconductors & Semiconductor Equipment	18,212,471	4.82%
Software	15,563,863	4.12%
Specialty Retail	4,228,368	1.12%
Textiles, Apparel & Luxury Goods	25,947,091	6.87%
Trading Companies & Distributors	14,593,608	3.87%
Total Common Stocks	342,160,545	90.62%

Short Term Investment
Investment Company	34,180,587	9.05%
Total Short Term Investment	34,180,587	9.05%

Total Investments	376,341,132	99.68%
Other Assets in Excess of Liabilities	1,216,964	0.32%
TOTAL NET ASSETS	$377,558,096	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). As of June 30, 2019, the Buffalo International Fund held 59 fair valued securities, with a market value of $237,734,502 or 62.97% of total net assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.
Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$104,426,043	237,734,502	-	$342,160,545
Short Term Investment	34,180,587	-	-	34,180,587
Total*	$138,606,630	237,734,502	-	$376,341,132

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo International Fund was not invested in written option contracts.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.49%
	Communication Services - 10.00%
	Entertainment - 2.85%
7,100	Electronic Arts, Inc. (a)	$718,946
20,235	Live Nation Entertainment, Inc. (a)	1,340,569
		2,059,515
	Interactive Media & Services - 7.15%
2,845	Alphabet, Inc. - Class A (a)	3,080,566
1,148	Alphabet, Inc. - Class C (a)	1,240,884
4,450	Facebook, Inc. - Class A (a)	858,850
		5,180,300
	Total Communication Services (Cost $3,834,720)	7,239,815

	Consumer Discretionary - 17.51%
	Hotels, Restaurants & Leisure - 2.08%
10,410	Las Vegas Sands Corp	615,127
6,355	Marriott International, Inc. - Class A	891,543
		1,506,670
	Internet & Direct Marketing Retail - 8.11%
2,485	Amazon.com, Inc. (a)	4,705,670
625	Booking Holdings, Inc. (a)	1,171,694
		5,877,364
	Specialty Retail - 5.46%
12,705	Lowe's Companies, Inc.	1,282,062
3,365	O'Reilly Automotive, Inc. (a)	1,242,762
27,000	The TJX Companies, Inc.	1,427,760
		3,952,584
	Textiles, Apparel & Luxury Goods - 1.86%
6,320	NIKE, Inc. - Class B	530,564
36,685	Under Armour, Inc. - Class C (a)	814,407
		1,344,971
	Total Consumer Discretionary (Cost $5,747,403)	12,681,589

	Consumer Staples - 1.33%
	Personal Products - 1.33%
5,250	The Estee Lauder Companies Inc. - Class A	961,328
	Total Consumer Staples (Cost $492,128)	961,328

	Energy - 1.18%
	Energy Equipment & Services - 1.18%
21,579	Schlumberger Ltd. (b)	857,549
	Total Energy (Cost $1,286,750)	857,549

	Financials - 8.40%
	Capital Markets - 8.40%

11,140	CME Group, Inc.	2,162,385
19,375	Intercontinental Exchange, Inc.	1,665,088
7,100	S&P Global, Inc.	1,617,309
5,800	T Rowe Price Group, Inc.	636,318
	Total Financials (Cost $2,537,426)	6,081,100

	Health Care - 15.03%
	Biotechnology - 2.00%
6,720	Alnylam Pharmaceuticals, Inc. (a)	487,603
2,000	Biogen Idec Inc. (a)	467,740
18,305	Portola Pharmaceuticals, Inc. (a)	496,615
		1,451,958
	Health Care Equipment & Supplies - 6.98%
13,890	Abbott Laboratories	1,168,149
2,565	The Cooper Companies, Inc.	864,123
12,150	Danaher Corp.	1,736,478
13,200	Medtronic, PLC (b)	1,285,548
		5,054,298
	Health Care Providers & Services - 2.16%
4,140	Laboratory Corporation of America Holdings (a)	715,806
3,490	UnitedHealth Group, Inc.	851,595
		1,567,401
	Life Sciences Tools & Services - 1.17%
2,295	Illumina, Inc. (a)	844,904

	Pharmaceuticals - 2.72%
25,000	Mylan NV (a)(b)	476,000
42,500	Roche Holding AG - ADR (b)	1,491,750
		1,967,750
	Total Health Care (Cost $9,827,455)	10,886,311

	Industrials - 10.40%
	Air Freight & Logistics - 1.41%
6,200	FedEx Corp.	1,017,978

	Airlines - 1.40%
17,800	Delta Air Lines, Inc.	1,010,150

	Building Products - 1.73%
32,000	Masco Corp.	1,255,680

	Commercial Services & Supplies - 2.20%
13,800	Waste Management, Inc.	1,592,106

	Industrial Conglomerates - 1.71%
7,100	Honeywell International, Inc.	1,239,589

	Road & Rail - 1.95%
11,600	Kansas City Southern	1,413,112
	Total Industrials (Cost $6,254,444)	7,528,615

	Information Technology - 26.29%
	Electronic Equipment, Instruments & Components - 1.34%
21,600	Trimble, Inc. (a)	974,376

	IT Services - 6.17%
14,060	PayPal Holdings, Inc. (a)	1,609,308
5,255	Square, Inc. (a) - Class A	381,145
14,260	Visa Inc. - Class A	2,474,823
		4,465,276
	Semiconductors & Semiconductor Equipment - 3.65%
16,835	QUALCOMM, Inc.	1,280,639
11,570	Xilinx, Inc.	1,364,334
		2,644,973
	Software - 11.58%
3,300	Intuit, Inc.	862,389
43,800	Microsoft Corp.	5,867,448
10,900	salesforce.com, Inc. (a)	1,653,857
		8,383,694
	Technology Hardware, Storage & Peripherals - 3.55%
12,995	Apple Inc.	2,571,970
	Total Information Technology (Cost $9,707,262)	19,040,289

	Materials - 3.35%
	Chemicals - 3.35%
5,245	International Flavors & Fragrances Inc.	760,997
8,280	Linde PLC (b)	1,662,624
	Total Materials (Cost $2,022,075)	2,423,621

	TOTAL COMMON STOCKS (Cost $41,709,663)	67,700,217

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.65%
	Real Estate - 2.65%
3,811	Equinix Inc.	1,921,849
	Total Real Estate (Cost $885,242)	1,921,849

	TOTAL REIT (Cost $885,242)	1,921,849

	SHORT TERM INVESTMENT - 3.91%
	Investment Company - 3.91%
2,835,073	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (c)	2,835,073
	Total Investment Company	2,835,073

	TOTAL SHORT TERM INVESTMENT (Cost $2,835,073)	2,835,073

	Total Investments (Cost $45,429,978) - 100.05%	72,457,139
	Liabilities in Excess of Other Assets - (0.05)%	(39,217)
	TOTAL NET ASSETS - 100.00%	$72,417,922

ADR — American Depositary Receipt
PLC — Public Limited Company

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $5,773,471 (7.97% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$45,429,978
Gross unrealized appreciation	29,200,893
Gross unrealized depreciation	(2,173,732)
Net unrealized appreciation	$27,027,161

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$67,700,217	-	-	$67,700,217
REIT	1,921,849	-	-	1,921,849
Short Term Investment	2,835,073	-	-	2,835,073
Total*	$72,457,139	-	-	$72,457,139

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Large Cap Fund was not invested in written option contracts.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.86%
	Communication Services - 4.52%
	Entertainment - 3.36%
43,754	Live Nation Entertainment, Inc. (a)	$2,898,703
21,530	Take-Two Interactive Software, Inc. (a)	2,444,301
		5,343,004
	Media - 1.16%
22,329	Liberty Media Corp-Liberty Formula One - Class A (a)	800,718
28,023	Liberty Media Corp-Liberty Formula One - Class C (a)	1,048,340
		1,849,058
	Total Communication Services (Cost $6,366,998)	7,192,062

	Consumer Discretionary - 9.24%
	Distributors - 1.54%
92,015	LKQ Corp. (a)	2,448,519

	Diversified Consumer Services - 0.49%
18,050	frontdoor, inc. (a)	786,078

	Hotels, Restaurants & Leisure - 2.92%
57,143	Norwegian Cruise Line Holdings Ltd. (a)(b)	3,064,579
7,063	Vail Resorts, Inc.	1,576,320
		4,640,899
	Internet & Direct Marketing Retail - 2.21%
700	Chewy, Inc. - Class A (a)	24,500
26,307	Expedia Group, Inc.	3,499,620
		3,524,120
	Specialty Retail - 1.36%
24,835	CarMax, Inc. (a)	2,156,423

	Textiles, Apparel & Luxury Goods - 0.72%
51,595	Under Armour, Inc. - Class C (a)	1,145,409
	Total Consumer Discretionary (Cost $11,047,690)	14,701,448

	Consumer Staples - 1.47%
	Food Products - 1.47%
17,420	The Hershey Company	2,334,803
	Total Consumer Staples (Cost $2,203,612)	2,334,803

	Financials - 7.42%
	Capital Markets - 7.42%
8,060	CME Group, Inc.	1,564,526
6,985	MarketAxess Holdings, Inc.	2,245,119
14,974	Moody's Corp.	2,924,572
21,273	MSCI, Inc.	5,079,780
	Total Financials (Cost $2,176,754)	11,813,997

	Health Care - 17.45%
	Biotechnology - 3.63%
35,795	Exact Sciences Corp. (a)	4,225,242
13,550	Ligand Pharmaceuticals, Inc. (a)	1,546,732
		5,771,974
	Health Care Equipment & Supplies - 2.97%
7,290	ABIOMED, Inc. (a)	1,898,972
23,230	ResMed, Inc.	2,834,757
		4,733,729
	Health Care Providers & Services - 4.06%
4,400	Chemed Corp.	1,587,696
16,240	Laboratory Corporation of America Holdings (a)	2,807,896
7,240	WellCare Health Plans, Inc. (a)	2,063,907
		6,459,499
	Life Sciences Tools & Services - 4.21%
6,100	Bio-Rad Laboratories, Inc. - Class A (a)	1,906,799
14,900	Bio-Techne Corp.	3,106,501
4,605	Illumina, Inc. (a)	1,695,331
		6,708,631
	Pharmaceuticals - 2.58%
13,350	Jazz Pharmaceuticals Public Limited Company (a)(b)	1,903,176
19,362	Zoetis, Inc.	2,197,393
		4,100,569
	Total Health Care (Cost $19,415,021)	27,774,402

	Industrials - 20.69%
	Building Products - 0.88%
19,601	Trex Co., Inc. (a)	1,405,392

	Commercial Services & Supplies - 2.97%
30,337	Copart, Inc. (a)	2,267,388
38,599	IAA Inc. (a)	1,496,869
38,599	KAR Auction Services, Inc.	964,975
		4,729,232
	Electrical Equipment - 2.24%
39,255	AMETEK, Inc.	3,565,924

	Machinery - 1.09%
13,062	WABCO Holdings, Inc. (a)	1,732,021

	Professional Services - 9.29%
8,763	CoStar Group, Inc. (a)	4,855,228
8,652	Equifax, Inc.	1,170,096
73,119	IHS Markit Ltd. (a)(b)	4,659,143
28,003	Verisk Analytics, Inc.	4,101,319
		14,785,786
	Road & Rail - 1.76%
22,978	Kansas City Southern	2,799,180

	Trading Companies & Distributors - 2.46%
57,925	HD Supply Holdings, Inc. (a)	2,333,219
71,928	Univar Inc. (a)	1,585,293
		3,918,512
	Total Industrials (Cost $21,309,571)	32,936,047

	Information Technology - 28.29%
	Communications Equipment - 0.60%
3,660	Arista Networks Inc. (a)	950,209

	IT Services - 4.83%
18,440	EPAM Systems, Inc. (a)	3,191,964
30,810	GoDaddy, Inc. - Class A (a)	2,161,321
11,230	WEX Inc. (a)	2,336,963
		7,690,248
	Semiconductors & Semiconductor Equipment - 2.21%
10,950	Lam Research Corporation	2,056,848
18,790	MKS Instruments, Inc.	1,463,553
		3,520,401
	Software - 20.65%
24,055	Aspen Technology, Inc. (a)	2,989,555
305	CrowdStrike Holdings, Inc. - Class A (a)	20,828
29,231	Guidewire Software, Inc. (a)	2,963,439
18,690	Palo Alto Networks, Inc. (a)	3,808,274
15,780	Proofpoint, Inc. (a)	1,897,545
56,350	RealPage, Inc. (a)	3,316,198
16,660	Red Hat, Inc. (a)	3,128,082
16,660	ServiceNow, Inc. (a)	4,574,336
40,989	SS&C Technologies Holdings, Inc.	2,361,376
13,040	Tyler Technologies, Inc. (a)	2,816,901
18,593	VMware, Inc. - Class A	3,108,936
21,095	Zendesk, Inc. (a)	1,878,088
		32,863,558
	Total Information Technology (Cost $29,764,268)	45,024,416

	Materials - 2.52%
	Chemicals - 1.36%
26,060	FMC Corp.	2,161,677

	Construction Materials - 1.16%
8,027	Martin Marietta Materials, Inc.	1,847,093
	Total Materials (Cost $2,155,399)	4,008,770

	Real Estate - 2.26%
	Real Estate Management & Development - 2.26%
70,022	CBRE Group, Inc. - Class A (a)	3,592,129
	Total Real Estate (Cost $3,186,458)	3,592,129

	TOTAL COMMON STOCKS (Cost $97,625,771)	149,378,074

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.80%
	Real Estate - 2.80%
33,700	American Campus Communities, Inc.	1,555,592

5,749	Equinix Inc.	2,899,163
	Total Real Estate (Cost $2,530,354)	4,454,755

	TOTAL REITS (Cost $2,530,354)	4,454,755

	SHORT TERM INVESTMENT - 2.69%
	Investment Company - 2.69%
4,288,747	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (c)	4,288,747
	Total Investment Company	4,288,747

	TOTAL SHORT TERM INVESTMENT (Cost $4,288,747)	4,288,747

	Total Investments (Cost $104,444,872) - 99.35%	158,121,576
	Other Assets in Excess of Liabilities - 0.65%	1,033,439
	TOTAL NET ASSETS - 100.00%	$159,155,015

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $9,626,898 (6.05% of net assets) at June 30, 2019.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$104,444,872
Gross unrealized appreciation	55,188,218
Gross unrealized depreciation	(1,511,514)
Net unrealized appreciation	$53,676,704

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on isposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$149,378,074	-	-	$149,378,074
REIT	4,454,755	-	-	4,454,755
Short Term Investment	4,288,747	-	-	4,288,747
Total*	$158,121,576	-	-	$158,121,576

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Mid Cap Fund was not invested in written option contracts.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.29%
	Communication Services - 3.60%
	Diversified Telecommunication Services - 2.28%
160,730	Bandwidth, Inc. - Class A (a)	$12,057,965

	Interactive Media & Services - 1.32%
192,755	CarGurus, Inc. (a)	6,960,383
	Total Communication Services (Cost $14,980,046)	19,018,348

	Consumer Discretionary - 9.52%
	Auto Components - 1.19%
293,060	Motorcar Parts of America, Inc. (a)	6,274,415

	Hotels, Restaurants & Leisure - 5.53%
139,170	BJ's Restaurants Inc	6,115,130
154,455	Dave & Buster's Entertainment, Inc.	6,250,794
298,215	Everi Holdings Inc. (a)	3,557,705
396,230	Penn National Gaming, Inc. (a)	7,631,390
264,540	Red Rock Resorts, Inc. - Class A	5,682,319
		29,237,338
	Internet & Direct Marketing Retail - 0.24%
43,815	The RealReal, Inc. (a)	1,266,253

	Specialty Retail - 2.05%
326,590	At Home Group, Inc. (a)	2,175,089
65,995	Floor & Decor Holdings, Inc. - Class A (a)	2,765,190
365,470	Guess?, Inc.	5,902,341
		10,842,620
	Textiles, Apparel & Luxury Goods - 0.51%
78,792	Steven Madden Ltd.	2,674,988
	Total Consumer Discretionary (Cost $60,703,050)	50,295,614

	Consumer Staples - 1.45%
	Beverages - 1.45%
115,265	MGP Ingredients, Inc.	7,643,222
	Total Consumer Staples (Cost $6,033,166)	7,643,222

	Financials - 5.85%
	Capital Markets - 2.06%
190,315	Hamilton Lane Inc. - Class A	10,859,374

	Insurance - 3.79%
124,320	eHealth, Inc. (a)	10,703,952
277,915	Health Insurance Innovations, Inc. - Class A (a)	7,203,557
88,800	Palomar Holdings, Inc. (a)	2,134,752
		20,042,261
	Total Financials (Cost $20,589,327)	30,901,635

	Health Care - 28.53%
	Biotechnology - 10.13%
190,985	Amarin Corporation PLC - ADR (a)(b)	3,703,199
271,220	CareDx, Inc. (a)	9,761,208
171,545	Deciphera Pharmaceuticals, Inc. (a)	3,868,340
81,265	Ligand Pharmaceuticals, Inc. (a)	9,276,400
446,525	Natera, Inc. (a)	12,315,159
171,560	Precision Biosciences, Inc. (a)	2,273,170
143,175	Repligen Corp. (a)	12,305,891
		53,503,367
	Health Care Equipment & Supplies - 2.43%
97,885	Quidel Corp. (a)	5,806,538
238,950	STAAR Surgical Co. (a)	7,020,351
		12,826,889
	Health Care Providers & Services - 1.45%
116,568	HealthEquity, Inc. (a)	7,623,547

	Health Care Technology - 3.76%
111,616	HMS Holdings Corp. (a)	3,615,242
129,240	Inspire Medical Systems, Inc. (a)	7,838,406
49,060	Teladoc Health, Inc. (a)	3,258,075
161,405	Vocera Communications, Inc. (a)	5,152,048
		19,863,771
	Life Sciences Tools & Services - 5.66%
30,530	Adaptive Biotechnologies Corporation (a)	1,474,599
54,830	Bio-Techne Corp.	11,431,507
93,805	Cambrex Corp. (a)	4,391,012
218,175	Personalis, Inc. (a)	5,923,451
130,720	Syneos Health, Inc. (a)	6,678,485
		29,899,054
	Pharmaceuticals - 5.10%
132,890	Aerie Pharmaceuticals, Inc. (a)	3,926,899
236,985	Catalent, Inc. (a)	12,846,957
404,890	Optinose, Inc. (a)	2,866,621
93,264	Supernus Pharmaceuticals, Inc. (a)	3,086,106
363,205	Verrica Pharmaceuticals, Inc. (a)(c)	4,220,442
		26,947,025
	Total Health Care (Cost $109,892,800)	150,663,653

	Industrials - 16.75%
	Air Freight & Logistics - 2.10%
455,680	Air Transport Services Group, Inc. (a)	11,118,592

	Building Products - 1.82%
218,390	PGT Innovations, Inc. (a)	3,651,481
83,265	Trex Co., Inc. (a)	5,970,100
		9,621,581
	Construction & Engineering - 1.86%
190,480	MasTec, Inc. (a)	9,815,434

	Electrical Equipment - 2.12%
274,085	Bloom Energy Corp. - Class A (a)	3,363,023
112,955	Generac Holdings, Inc. (a)	7,840,207
		11,203,230
	Machinery - 3.87%
61,480	John Bean Technologies Corp.	7,447,072
410,795	Kornit Digital Ltd. (a)(b)	13,005,770
		20,452,842
	Professional Services - 2.79%
140,073	ICF International, Inc.	10,197,314
113,280	Korn Ferry	4,539,130
		14,736,444
	Trading Companies & Distributors - 2.19%
77,230	SiteOne Landscape Supply, Inc. (a)	5,352,039
280,915	Univar Inc. (a)	6,191,367
		11,543,406
	Total Industrials (Cost $72,204,486)	88,491,529

	Information Technology - 25.82%
	Communications Equipment - 2.07%
62,420	Acacia Communications, Inc. (a)	2,943,727
149,210	Lumentum Holdings, Inc. (a)	7,969,306
		10,913,033
	IT Services - 2.30%
41,085	Endava Plc - ADR (a)(b)	1,653,261
138,046	InterXion Holding NV (a)(b)	10,503,920
		12,157,181
	Semiconductors & Semiconductor Equipment - 4.83%
96,655	Inphi Corporation (a)	4,842,415
67,590	Monolithic Power Systems, Inc.	9,177,370
55,875	Semtech Corp. (a)	2,684,794
46,915	Universal Display Corp.	8,822,835
		25,527,414
	Software - 16.62%
451,970	8x8, Inc. (a)	10,892,477
66,165	Avalara, Inc. (a)	4,777,113
46,465	Coupa Software Inc. (a)	5,882,934
50,620	CyberArk Software Ltd. (a)(b)	6,471,261
185,400	ForeScout Technologies, Inc. (a)	6,277,644
235,746	Mimecast Ltd. (a)(b)	11,011,696
128,785	Paylocity Holding Corp. (a)	12,082,609
227,360	Pluralsight, Inc. - Class A (a)	6,893,555
209,555	PROS Holdings, Inc. (a)	13,256,449
190,802	Tufin Software Technologies (a)(b)	4,939,864
85,060	Varonis Systems, Inc. (a)	5,268,616
		87,754,218
	Total Information Technology (Cost $71,644,426)	136,351,846

	Materials - 1.77%
	Chemicals - 0.28%
210,460	Livent Corporation (a)	1,456,383

	Construction Materials - 1.49%
409,288	Summit Materials, Inc. - Class A (a)	7,878,794
	Total Materials (Cost $10,319,014)	9,335,177

	TOTAL COMMON STOCKS (Cost $366,366,315)	492,701,024

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.30%
	Real Estate - 3.30%
409,470	CoreCivic, Inc.	8,500,597
154,650	CyrusOne, Inc.	8,926,398
	Total Real Estate (Cost $16,425,115)	17,426,995

	TOTAL REITS (Cost $16,425,115)	17,426,995

	SHORT TERM INVESTMENT - 2.71%
	Investment Company - 2.71%
14,300,420	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.45% (d)	14,300,420
	Total Investment Company	14,300,420

	TOTAL SHORT TERM INVESTMENT (Cost $14,300,420)	14,300,420

	Total Investments (Cost $397,091,850) - 99.30%	524,428,439
	Other Assets in Excess of Liabilities - 0.70%	3,712,531
	TOTAL NET ASSETS - 100.00%	$528,140,970

ADR —American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $51,288,971 (9.71% of net assets) at June 30, 2019.
(c)	Illiquid Security. The total value of this security amounted to $4,220,442 (0.80% of net assets) at June 30, 2019.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Cost of investments	$397,091,850
Gross unrealized appreciation	160,987,342
Gross unrealized depreciation	(33,650,753)
Net unrealized appreciation	$127,336,589

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2019. These assets are measured on a recurring basis.

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$492,701,024	-	-	$492,701,024
REITs	17,426,995	-	-	17,426,995
Short Term Investment	14,300,420	-	-	14,300,420
Total*	$524,428,439	-	-	$524,428,439

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2019.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. As of June 30, 2019, the Buffalo Small Cap Fund was not invested in written option contracts.